Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share Based Compensation [Abstract]
The fair value of SARs expected to vest is estimated on the following assumptions

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Risk-free interest rate.........................................	0.90% – 2.51%	0.90% – 2.73%	1.67% – 3.47%
Volatility...............................................................	51% – 63%	54% – 70%	60% – 70%
Expected life.....................................................	6 – 8 years	6 – 10 years	6 – 9 years

Summary of the Company's SAR activity

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding at January 1, 2011.........................................................	359,605	$ 12.42	9.3
SARs granted.................................................................................	349,235	13.30	—
SARs exercised...............................................................................	—	—	—
SARs canceled or forfeited...............................................................	—	—	—

Outstanding at December 31, 2011.....................................................	708,840	12.85	8.8
SARs granted.................................................................................	183,164	12.28	—
SARs exercised...............................................................................	—	—	—
SARs canceled or forfeited...............................................................	—	—	—

Outstanding at December 31, 2012...................................................	892,004	12.74	8.1
SARs granted.................................................................................	—	—	—
SARs exercised...............................................................................	(3,370)	12.42	—
SARs canceled or forfeited...............................................................	—	—	—

Outstanding at December 31, 2013...................................................	888,634	12.74	7.1
Exercisable at December 31, 2013.....................................................	650,116	$ 12.72	6.8

Summary of the Company's RSU activity

	Number of shares	Weighted average grant date fair value
Outstanding and unvested at January 1, 2011.............................	160,262	$ 12.42
RSUs granted.......................................................................	250,766	13.30
RSUs vested.........................................................................	(80,132)	12.42
RSUs canceled or forfeited.....................................................	—	—

Outstanding and unvested at December 31, 2011.........................	330,896	13.09
RSUs granted.......................................................................	116,836	12.28
RSUs vested.........................................................................	(163,718)	12.87
RSUs canceled or forfeited.....................................................	—	—

Outstanding and unvested at December 31, 2012.........................	284,014	12.88
RSUs granted.......................................................................	—	—
RSUs vested.........................................................................	(122,534)	12.98
RSUs canceled or forfeited.....................................................	—	—

Outstanding and unvested at December 31, 2013.........................	161,480	$ 12.81